UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  January 28, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    74205

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BP PLC ADRC SPONS ADR          ADRS STOCKS      055622104     9295   228669 SH       SOLE                 228669        0        0
D CALIFORNIA FEDERAL B ANK FSB,  COMMON STOCK     17306J301       22    55869 SH       SOLE                  55869        0        0
D CHEVRON TEXACO CORP (EX CHEVRO COMMON STOCK     166764100     5390    81072 SH       SOLE                  81072        0        0
D HOUSEHOLD INTL CORP COM        COMMON STOCK     441815107     8343   300000 SH       SOLE                 300000        0        0
D NORTEL NETWORKS CO COV BND UNT CONVRT BONDS     656568AB8     1252  2297000 SH       SOLE                2297000        0        0
D NORTHROP GRUMMAN COR P (FORMER COMMON STOCK     666807102     8049    82981 SH       SOLE                  82981        0        0
D PANAMERICAN BEVERAGES INC A SH COMMON STOCK     P74823108     2653   127669 SH       SOLE                 127669        0        0
D PHARMACIA CORPORATION          COMMON STOCK     71713U102    39201   937812 SH       SOLE                 937812        0        0
S REPORT SUMMARY                  8 DATA RECORDS               74205        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED